Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	€ 10,606	€ 12,017	€ 11,518
Cost of sales	(6,871)	(7,424)	(7,060)
Gross profit	3,735	4,593	4,458
Selling and distribution expenses	(1,939)	(2,258)	(2,178)
Administrative expenses	(983)	(787)	(980)
Operating profit	813	1,548	1,300
Finance income	33	49	47
Finance costs	(144)	(145)	(140)
Total finance costs, net	(111)	(96)	(93)
Non-operating items	(7)	2	(2)
Profit before taxes	695	1,454	1,205
Taxes	(197)	(364)	(296)
Profit after taxes	€ 498	€ 1,090	€ 909
Basic earnings per share (in EUR per share)	€ 1.09	€ 2.34	€ 1.88
Diluted earnings per share (in EUR per share)	€ 1.09	€ 2.32	€ 1.86